SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trades receivables	$ 136,455	$ 119,094
Income tax advances	30,748	52,003
Interest receivable	35,810	17,494
Due from shareholders	873	843
Accounts receivable	$ 203,886	$ 189,434